Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson International Opportunities Fund	Jan. 29, 2021
Class A
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.42%
Fee Waiver	0.16%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.26%	[1]
Class C
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	2.15%
Fee Waiver	0.16%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.99%	[1]
Class S
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	3.46%
Total Annual Fund Operating Expenses	4.71%
Fee Waiver	3.32%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.39%	[1]
Class I
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver	0.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[1]
Class N
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver	0.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]
Class R
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.84%
Fee Waiver	0.25%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.59%	[1]
Class T
Operating Expenses:
Management Fees	1.00%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver	0.18%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.88% for at least a one-year period commencing on January 28, 2021. In addition, for at least a one-year period commencing on January 28, 2021, Janus Capital has agreed to reduce the administrative services fee payable by the Fund’s Class R Shares pursuant to the Fund’s Transfer Agency Agreement so that such fees do not exceed 0.21% of Class R Shares’ average daily net assets. The contractual waivers may be terminated or modified prior to this date only at the discretion of the Board of Trustees.